Bucksport Energy Asset Investment - Additional Information (Detail) $ in Millions	Dec. 31, 2013 USD ($)
Jointly Owned Utility Plant | Intangibles and other assets
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 2.3